Leases - Schedule Of Operating Sublease Payments Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Sublease Payments Receivables [Line Items]
Operating sublease payments receivable	$ 9	$ 9	$ 2
Less than 1 year [member]
Operating Sublease Payments Receivables [Line Items]
Operating sublease payments receivable	2	2
Between 1 and 2 years [member]
Operating Sublease Payments Receivables [Line Items]
Operating sublease payments receivable	2	2
Between 2 and 5 years [member]
Operating Sublease Payments Receivables [Line Items]
Operating sublease payments receivable	$ 5	$ 5